Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share

28.	Earnings per share

a) Basic earnings per share

Basic earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury.

	2022	2021	2020

Profit attributable to the Parent	14,287,093	15,528,052	13,418,529

Earnings per share (BRL)
Basic Profit per 1,000 shares (in reais - BRL)
Common shares	1,831.43	1,981.65	1,713.45
Preferred shares	2,014.57	2,179.82	1,884.80
Net Profit attributable - Basic (BRL)
Common shares	6,936,588	7,535,924	6,511,367
Preferred shares	7,350,505	7,992,128	6,907,162

Weighted average shares outstanding (in thousands) - Basic
Common shares	3,787,533	3,802,851	3,800,140
Preferred shares	3,648,674	3,666,423	3,664,666

b) Diluted earning per share

The diluted earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury, including the effect of dilutive potential programs long-term compensation.

	2022	2021	2020

Profit attributable to the Parent	14,287,093	15,528,052	13,418,529

Earnings per share (in reais - BRL)
Diluted earnings per 1,000 shares (in reais - BRL)
Common shares	1,831.43	1,981.65	1,713.45
Preferred shares	2,014.57	2,179.82	1,884.80
Net Profit attributable - Basic (in reais - BRL)
Common shares	6,936,588	7,535,924	6,511,367
Preferred shares	7,350,505	7,992,128	6,907,162

Weighted average shares outstanding (in thousand) - Diluted
Common shares	3,787,533	3,802,851	3,800,140
Preferred shares	3,648,674	3,666,423	3,664,666